Revenues	12 Months Ended
Jun. 30, 2020
Revenue [abstract]
Revenues
23.	Revenues

	June 30, 2020	June 30, 2019	June 30, 2018
Income from communication services	48,657	42,704	36,514
Rental and services income	19,560	22,689	21,631
Sales of communication equipment	16,180	14,803	12,551
Sales of trading properties and developments	5,529	8,079	4,336
Revenue from hotels operation and tourism services	2,265	3,183	2,610
Income from agricultural products	1,955	-	-
Other revenues	1,647	723	545
Total Group's revenues	95,793	92,181	78,187